Cover	Aug. 11, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 11, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42103
Entity Registrant Name	Kindly MD, Inc.
Entity Central Index Key	0001946573
Entity Tax Identification Number	84-3829824
Entity Incorporation, State or Country Code	UT
Entity Address, Address Line One	5097 South 900 East
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84117
City Area Code	385
Local Phone Number	388-8220
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.001
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	NAKA
Security Exchange Name	NASDAQ